Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Other assets and other liabilities
end of	2Q18	1Q18	4Q17
Other assets (CHF million)
Cash collateral on derivative instruments	7,488	6,330	5,141
Cash collateral on non-derivative transactions	909	510	490
Derivative instruments used for hedging	37	33	50
Assets held-for-sale	8,039	8,790	8,300
of which loans [1]	7,980	8,724	8,130
of which real estate [2]	58	66	141
of which long-lived assets	1	0	29
Assets held for separate accounts	182	186	190
Interest and fees receivable	5,160	4,746	4,669
Deferred tax assets	5,191	5,228	5,522
Prepaid expenses	606	478	379
Failed purchases	1,475	1,375	1,327
Defined benefit pension and post-retirement plan assets	2,504	2,389	2,170
Other	3,718	3,713	3,833
Other assets	35,309	33,778	32,071
Other liabilities (CHF million)
Cash collateral on derivative instruments	8,761	8,749	8,644
Cash collateral on non-derivative transactions	552	516	473
Derivative instruments used for hedging	2	16	99
Provisions	1,013	983	1,007
of which off-balance sheet risk	132	116	106
Restructuring liabilities	329	312	306
Liabilities held for separate accounts	182	186	190
Interest and fees payable	5,744	5,308	5,591
Current tax liabilities	666	720	700
Deferred tax liabilities	567	461	394
Failed sales	624	653	720
Defined benefit pension and post-retirement plan liabilities	546	543	541
Other	11,528	11,231	12,947
Other liabilities	30,514	29,678	31,612
1 Included as of the end of 2Q18, 1Q18 and 4Q17 were CHF 623 million, CHF 446 million and CHF 534 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2Q18, 1Q18 and 4Q17, real estate held-for-sale included foreclosed or repossessed real estate of CHF 7 million, CHF 21 million and CHF 8 million, respectively, of which CHF 4 million, CHF 18 million and CHF 5 million, respectively were related to residental real estate.

Bank
Other assets and other liabilities
end of	6M18	2017
Other assets (CHF million)
Cash collateral on derivative instruments	7,488	5,142
Cash collateral on non-derivative transactions	909	490
Derivative instruments used for hedging	37	50
Assets held-for-sale	8,039	8,300
of which loans [1]	7,980	8,130
of which real estate [2]	58	141
of which long-lived assets	1	29
Assets held for separate accounts	182	190
Interest and fees receivable	5,446	4,819
Deferred tax assets [3]	5,114	5,457
Prepaid expenses	555	330
Failed purchases	1,475	1,327
Defined benefit pension and post-retirement plan assets	1,062	1,058
Other [3]	3,720	3,793
Other assets	34,027	30,956
Other liabilities (CHF million)
Cash collateral on derivative instruments	8,761	8,644
Cash collateral on non-derivative transactions	552	473
Derivative instruments used for hedging	2	99
Provisions	997	998
of which off-balance sheet risk	132	106
Restructuring liabilities	324	301
Liabilities held for separate accounts	182	190
Interest and fees payable	5,903	5,804
Current tax liabilities	652	687
Deferred tax liabilities	255	152
Failed sales	624	720
Defined benefit pension and post-retirement plan liabilities	546	541
Other	11,640	13,074
Other liabilities	30,438	31,683
1 Included as of the end of 6M18 and 2017 were CHF 623 million and CHF 534 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 6M18 and 2017, real estate held-for-sale included foreclosed or repossessed real estate of CHF 7 million and CHF 8 million, respectively, of which CHF 4 million and CHF 5 million, respectively, were related to residential real estate.

3
Includes a reclassification from other assets to deferred tax assets in 1Q17 as a result of the early adoption of ASU 2016-16. Refer to “Note 2 – Recently issued accounting standards” for further information.